Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 13,600	$ 9,723
Investments in marketable securities and mutual funds	263,013	250,852
Total assets	645,336	585,192
Derivative liabilities	6,873	6,528
Total liabilities	335,561	343,497
Fair value on recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	276,613	260,575
Total liabilities	6,873	6,528
Fair value on recurring basis [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	263,013	250,852
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	556	2,619
Fair value on recurring basis [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	13,044	7,104
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	2,295	1,068
Fair value on recurring basis [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	4,578	5,234
Fair value on recurring basis [member] | Financial liabilities at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	226
Fair value on recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	262,202	250,439
Fair value on recurring basis [member] | Level 1 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	262,602	250,439
Fair value on recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	14,011	10,136
Total liabilities	6,873	6,528
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	411	413
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	556	2,619
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	13,044	7,104
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	2,295	1,068
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	4,578	5,234
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	$ 0	$ 226